Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	Vanguard Fenway Funds
Central Index Key	dei_EntityCentralIndexKey	0000826473
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2015
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.27%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Mar. 21, 1988
2005	rr_AnnualReturn2005	4.37%
2006	rr_AnnualReturn2006	20.62%
2007	rr_AnnualReturn2007	4.86%
2008	rr_AnnualReturn2008	(30.95%)
2009	rr_AnnualReturn2009	17.10%
2010	rr_AnnualReturn2010	14.88%
2011	rr_AnnualReturn2011	10.60%
2012	rr_AnnualReturn2012	13.49%
2013	rr_AnnualReturn2013	30.07%
2014	rr_AnnualReturn2014	11.29%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.27%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.98%)
One Year	rr_AverageAnnualReturnYear01	11.29%
Five Years	rr_AverageAnnualReturnYear05	15.86%
Ten Years	rr_AverageAnnualReturnYear10	8.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 1988
Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.18%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Aug. 13, 2001
2005	rr_AnnualReturn2005	4.52%
2006	rr_AnnualReturn2006	20.77%
2007	rr_AnnualReturn2007	4.99%
2008	rr_AnnualReturn2008	(30.86%)
2009	rr_AnnualReturn2009	17.26%
2010	rr_AnnualReturn2010	14.99%
2011	rr_AnnualReturn2011	10.69%
2012	rr_AnnualReturn2012	13.58%
2013	rr_AnnualReturn2013	30.19%
2014	rr_AnnualReturn2014	11.38%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.29%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.97%)
One Year	rr_AverageAnnualReturnYear01	11.38%
Five Years	rr_AverageAnnualReturnYear05	15.95%
Ten Years	rr_AverageAnnualReturnYear10	8.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 2001
Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.48%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	51
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	160
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	280
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	628
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 09, 2004
2005	rr_AnnualReturn2005	12.08%
2006	rr_AnnualReturn2006	12.31%
2007	rr_AnnualReturn2007	7.04%
2008	rr_AnnualReturn2008	(31.32%)
2009	rr_AnnualReturn2009	36.96%
2010	rr_AnnualReturn2010	14.88%
2011	rr_AnnualReturn2011	(0.86%)
2012	rr_AnnualReturn2012	14.57%
2013	rr_AnnualReturn2013	36.14%
2014	rr_AnnualReturn2014	19.29%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.41%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(20.85%)
One Year	rr_AverageAnnualReturnYear01	19.29%
Five Years	rr_AverageAnnualReturnYear05	16.21%
Ten Years	rr_AverageAnnualReturnYear10	10.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 2004
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Russell 1000 Value Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.45%
Five Years	rr_AverageAnnualReturnYear05	15.42%
Ten Years	rr_AverageAnnualReturnYear10	7.30%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.58%
Five Years	rr_AverageAnnualReturnYear05	13.05%
Ten Years	rr_AverageAnnualReturnYear10	6.92%
Equity Income Funds Average | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.58%
Five Years	rr_AverageAnnualReturnYear05	13.05%
Ten Years	rr_AverageAnnualReturnYear10	6.92%
MSCI US Prime Market 750 Index | Vanguard PRIMECAP Core Fund | Vanguard PRIMECAP Core Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	15.61%
Ten Years	rr_AverageAnnualReturnYear10	8.07%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	16.13%
Ten Years	rr_AverageAnnualReturnYear10	7.88%
FTSE High Dividend Yield Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	16.13%
Ten Years	rr_AverageAnnualReturnYear10	7.88%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	16.13%
Ten Years	rr_AverageAnnualReturnYear10	8.35%
Spliced Equity Income Index | Vanguard Equity Income Fund | Vanguard Equity Income Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.58%
Five Years	rr_AverageAnnualReturnYear05	16.13%
Ten Years	rr_AverageAnnualReturnYear10	8.35%